Leases - Schedule of Lease Cost and Supplemental Cash Flows Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost and Supplemental Cash Flows Information [Abstract]
Operating leases cost	$ 436,658	$ 443,186
Short-term lease cost		448
Total	436,658	443,634
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	382,401	340,756	$ 127,196
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases		494,642	1,561,203
Remeasurement of the lease liabilities and right-of-use assets due to lease modification:	$ 152,872